Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2016
Risks And Uncertainties [Abstract]
Summary of Holdings of Assets Purchased

A substantial portion of the distressed mortgage loans and REO purchased by the Company in prior years has been acquired from or through one or more subsidiaries of Citigroup Inc., as presented in the following summary:

	December 31, 2016	December 31, 2015
	(in thousands)
Mortgage loans at fair value	$519,698	$855,691
REO	49,048	88,088
	$568,746	$943,779
Total carrying value of distressed mortgage loans at fair value and REO	$1,628,641	$2,442,240